UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Annual Report

August 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-ANN-1012
1.861961.104

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Life of Fund A
Fidelity® High Income Central Fund 2	15.22%	11.22%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds produced a strong return for the year ending August 31, 2012, with The BofA Merrill LynchSM US High Yield Constrained Index advancing 13.01%. Worry about sovereign debt issues in the eurozone and weak global economic growth failed to restrain the asset class amid favorable supply/demand technicals - with investors attracted to its higher yields in a very low interest rate environment - accommodative Federal Reserve monetary policy, plentiful liquidity and a low default rate. High-yield bonds started the period off wracked by volatility, but rebounded in October 2011 to one of its largest monthly increases ever, before stalling once again in November. The market posted positive returns from December through February, then declined modestly from March through May. The tide shifted in June, though, as Greece elected a pro-euro, pro-bailout government and the Fed implemented a second round of "Operation Twist," a program designed to help buoy economic growth. In July, soft corporate earnings and weak economic data were a concern, but the market was supported by comments late in the month by European Central Bank (ECB) President Mario Draghi, who said the ECB would do "whatever it takes" to protect the eurozone from collapsing. In August, hopes of further monetary response in the U.S. and abroad outweighed weak global economic growth, further boosting the asset class.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Central Fund 2: For the year, the fund returned 15.22%, well ahead of the BofA Merrill Lynch index. In a very strong market environment, the fund benefited from favorable security selection among B-rated bonds - which we regularly emphasize as part of our long-term strategy - and BB-rated issues. However, the fund's positioning among debt securities rated BBB or higher hurt, albeit to a much smaller extent, as did a 3% cash stake. On an industry basis, good security selection in building materials was helpful, most notably bond positions in global cement producer CEMEX and an equity stake in Nortek, which manufactures building products. Bond picking in energy also added value, as it did in banks/thrifts, where not owning poor-performing BTA Bank - a Kazakhstan-based financial institution removed from the benchmark during the period - was helpful. Other noteworthy individual contributors were International Lease Finance and CDW, an aircraft leasing company and technology distributor, respectively. In contrast, selection of paper company bonds was subpar, especially a position in NewPage. Other individual detractors included energy company ATP Oil & Gas and securities clearing firm Penson Worldwide.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.0016%	$ 1,000.00	$ 1,051.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Avaya, Inc.	3.1	3.5
International Lease Finance Corp.	3.0	3.5
CIT Group, Inc.	2.2	2.1
Calpine Corp.	1.8	1.9
Rite Aid Corp.	1.8	1.3
	11.9
Top Five Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.2	9.7
Healthcare	9.0	8.7
Technology	8.0	8.7
Electric Utilities	8.0	7.1
Diversified Financial Services	7.3	8.5
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
BBB 2.0%	BBB 0.1%
BB 25.1%	BB 23.8%
B 49.4%	B 56.2%
CCC,CC,C 10.4%	CCC,CC,C 11.9%
D 0.3%	D 0.0%
Not Rated 1.1%	Not Rated 0.7%
Equities 2.4%	Equities 2.1%
Short-Term Investments and Net Other Assets 9.3%	Short-Term Investments and Net Other Assets 5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Nonconvertible Bonds 77.8%		Nonconvertible Bonds 80.7%
	Convertible Bonds, Preferred Stocks 2.6%		Convertible Bonds, Preferred Stocks 2.0%
	Common Stocks 0.3%		Common Stocks 0.3%
	Floating Rate Loans 9.8%		Floating Rate Loans 11.4%
	Preferred Securities 0.2%		Preferred Securities 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 9.3%		Short-Term Investments and Net Other Assets (Liabilities) 5.2%
* Foreign investments	10.7%	** Foreign investments	10.4%

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 78.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 332,350
4.5% 11/15/29 (d)	388,000	393,160
		725,510
Metals/Mining - 0.4%
Massey Energy Co. 3.25% 8/1/15	1,140,000	1,023,150
Peabody Energy Corp. 4.75% 12/15/66	2,850,000	2,408,250
		3,431,400
TOTAL CONVERTIBLE BONDS		4,156,910
Nonconvertible Bonds - 77.8%
Aerospace - 0.5%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	1,015,875
Esterline Technologies Corp. 7% 8/1/20	620,000	680,450
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	823,900
7.125% 3/15/21	1,185,000	1,282,763
		3,802,988
Air Transportation - 0.0%
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	0
Automotive - 3.4%
ArvinMeritor, Inc.:
8.125% 9/15/15	140,000	144,550
10.625% 3/15/18	330,000	341,550
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	845,000	891,475
8.25% 6/15/21	930,000	976,500
Dana Holding Corp.:
6.5% 2/15/19	330,000	351,450
6.75% 2/15/21	360,000	387,000
Delphi Corp.:
5.875% 5/15/19	1,745,000	1,871,513
6.125% 5/15/21	1,165,000	1,281,500
Exide Technologies 8.625% 2/1/18	495,000	405,900
Ford Motor Co.:
6.375% 2/1/29	330,000	356,560
6.625% 2/15/28	230,000	252,465
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.: - continued
6.625% 10/1/28	$ 85,000	$ 94,947
7.125% 11/15/25	15,000	16,875
7.45% 7/16/31	285,000	351,975
Ford Motor Credit Co. LLC:
5% 5/15/18	2,330,000	2,507,739
5.75% 2/1/21	500,000	542,500
5.875% 8/2/21	3,675,000	4,058,696
8% 12/15/16	1,050,000	1,255,090
8.125% 1/15/20	1,750,000	2,166,773
General Motors Acceptance Corp. 8% 11/1/31	2,150,000	2,552,037
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	590,400
Navistar International Corp. 8.25% 11/1/21	744,000	708,660
Stoneridge, Inc. 9.5% 10/15/17 (e)	330,000	346,500
Tenneco, Inc. 7.75% 8/15/18	330,000	358,050
Tomkins LLC/Tomkins, Inc. 9.25% 10/1/18	369,000	412,358
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	1,488,000	1,584,720
		24,807,783
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
3.6375% 2/11/14 (g)	585,000	587,194
4.5% 2/11/14	585,000	599,625
5.5% 2/15/17	1,180,000	1,221,300
6.25% 12/1/17	610,000	655,750
7.5% 9/15/20	1,720,000	1,969,400
8% 3/15/20	1,735,000	2,029,950
GMAC LLC:
6.75% 12/1/14	1,878,000	2,018,850
8% 11/1/31	320,000	377,600
		9,459,669
Broadcasting - 0.4%
Clear Channel Communications, Inc. 10.75% 8/1/16	405,000	255,150
Nexstar Broadcasting, Inc.:
7% 1/15/14	52,000	51,480
7% 1/15/14 pay-in-kind	1,588,997	1,573,107
Univision Communications, Inc. 6.875% 5/15/19 (e)	1,175,000	1,210,250
		3,089,987
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 3.5%
Associated Materials LLC 9.125% 11/1/17	$ 3,190,000	$ 3,086,325
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	617,263
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,350,000	1,350,000
CEMEX SA de CV:
5.4606% 9/30/15 (e)(g)	3,720,000	3,534,000
9% 1/11/18 (e)	2,400,000	2,382,000
General Cable Corp.:
2.8356% 4/1/15 (g)	1,240,000	1,162,500
7.125% 4/1/17	1,805,000	1,868,175
Headwaters, Inc. 7.625% 4/1/19	2,190,000	2,190,000
Interline Brands, Inc. 7.5% 11/15/18	345,000	370,875
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(g)	195,000	205,725
Masco Corp.:
5.95% 3/15/22	1,450,000	1,565,672
6.125% 10/3/16	210,000	228,794
7.125% 3/15/20	875,000	980,000
Masonite International Corp. 8.25% 4/15/21 (e)	310,000	327,050
Ply Gem Industries, Inc. 8.25% 2/15/18	3,070,000	3,139,075
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	825,000	858,000
USG Corp.:
7.875% 3/30/20 (e)	750,000	797,813
8.375% 10/15/18 (e)	1,265,000	1,366,200
		26,029,467
Cable TV - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,970,000	3,185,325
6.625% 1/31/22	1,305,000	1,407,769
7% 1/15/19	3,460,000	3,745,450
7.375% 6/1/20	900,000	999,000
7.875% 4/30/18	240,000	260,400
CSC Holdings LLC:
6.75% 11/15/21 (e)	705,000	764,009
8.625% 2/15/19	785,000	918,450
DISH DBS Corp. 6.75% 6/1/21	1,425,000	1,521,188
EchoStar Communications Corp. 7.125% 2/1/16	660,000	721,050
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	275,000	297,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.5% 3/15/19 (e)	$ 210,000	$ 229,950
8.125% 12/1/17 (e)	420,000	455,700
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,602,638
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	944,856
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	474,750
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	615,000	634,988
		21,163,211
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,236,600
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	351,000
CNH Capital LLC 6.25% 11/1/16 (e)	705,000	754,350
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,204,688
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	905,000	934,413
		5,481,051
Chemicals - 1.6%
Celanese US Holdings LLC:
5.875% 6/15/21	430,000	474,075
6.625% 10/15/18	660,000	727,650
Chemtura Corp. 7.875% 9/1/18	1,310,000	1,411,525
Hexion US Finance Corp. 6.625% 4/15/20	225,000	227,813
INEOS Finance PLC:
7.5% 5/1/20 (e)	1,005,000	1,022,588
8.375% 2/15/19 (e)	455,000	478,888
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	1,675,000	1,578,688
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	352,000	371,360
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	420,250
LyondellBasell Industries NV:
5% 4/15/19	2,275,000	2,411,500
5.75% 4/15/24	905,000	1,027,175
6% 11/15/21	520,000	591,500
NOVA Chemicals Corp. 8.625% 11/1/19	335,000	381,900
Olin Corp. 5.5% 8/15/22	315,000	316,985
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	205,725
		11,647,622
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	$ 220,000	$ 245,300
Libbey Glass, Inc. 6.875% 5/15/20 (e)	780,000	834,600
Prestige Brands, Inc. 8.125% 2/1/20	120,000	132,300
		1,212,200
Containers - 3.1%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	550,000	589,875
9.125% 10/15/20 (e)	465,000	485,925
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)	200,000	214,500
9.125% 10/15/20 (e)	1,425,000	1,478,438
9.125% 10/15/20 (e)	370,000	386,650
Berry Plastics Corp. 5.2051% 2/15/15 (g)	3,800,000	3,800,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	330,000	343,200
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	471,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21	2,115,000	2,289,488
7.125% 4/15/19	535,000	576,463
7.875% 8/15/19	1,940,000	2,158,250
8.25% 2/15/21	3,225,000	3,168,563
9% 4/15/19	1,050,000	1,067,063
9.875% 8/15/19	1,585,000	1,676,138
Sealed Air Corp.:
8.125% 9/15/19 (e)	1,405,000	1,559,550
8.375% 9/15/21 (e)	1,560,000	1,743,300
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,120,000	1,164,800
		23,173,953
Diversified Financial Services - 6.8%
Aircastle Ltd. 9.75% 8/1/18	900,000	1,031,625
CIT Group, Inc.:
4.25% 8/15/17	675,000	680,063
5% 5/15/17	2,370,000	2,458,875
5% 8/15/22	675,000	676,688
5.25% 3/15/18	1,815,000	1,892,138
5.375% 5/15/20	1,600,000	1,652,000
5.5% 2/15/19 (e)	915,000	953,888
7% 5/2/16 (e)	5,601,563	5,601,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
7% 5/2/17 (e)	$ 1,256,924	$ 1,256,924
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	5,095,000	5,426,175
International Lease Finance Corp.:
5.625% 9/20/13	910,000	940,713
5.75% 5/15/16	835,000	866,313
5.875% 5/1/13	705,000	719,981
6.25% 5/15/19	1,620,000	1,692,900
6.625% 11/15/13	1,450,000	1,515,250
7.125% 9/1/18 (e)	2,680,000	3,061,900
8.625% 9/15/15	4,430,000	4,961,600
8.625% 1/15/22	1,080,000	1,271,700
8.75% 3/15/17	3,975,000	4,581,188
8.875% 9/1/17	2,640,000	3,062,400
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	1,840,000	368,000
SLM Corp.:
6% 1/25/17	700,000	742,000
6.25% 1/25/16	735,000	784,613
7.25% 1/25/22	615,000	659,588
8% 3/25/20	2,405,000	2,705,625
8.45% 6/15/18	965,000	1,114,575
		50,678,285
Diversified Media - 0.4%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20	115,000	109,825
7.625% 3/15/20	935,000	906,950
Entravision Communication Corp. 8.75% 8/1/17	583,000	622,353
Lamar Media Corp. 5.875% 2/1/22	290,000	307,400
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	1,125,000	1,257,188
		3,203,716
Electric Utilities - 7.4%
Atlantic Power Corp. 9% 11/15/18	1,960,000	2,048,200
Calpine Corp.:
7.5% 2/15/21 (e)	7,415,000	8,230,605
7.875% 7/31/20 (e)	4,870,000	5,442,225
7.875% 1/15/23 (e)	140,000	156,100
CMS Energy Corp. 8.75% 6/15/19	340,000	426,700
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	1,165,000	1,328,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings Corp. 10% 1/15/20	$ 365,000	$ 404,238
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (e)	300,000	306,375
10% 12/1/20	1,625,000	1,830,156
11% 10/1/21	172,000	169,420
11.75% 3/1/22 (e)	3,455,000	3,679,575
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)	865,000	929,875
9.375% 5/1/20 (e)	1,795,000	1,947,575
GenOn Energy, Inc.:
9.5% 10/15/18	2,155,000	2,375,888
9.875% 10/15/20	3,205,000	3,513,481
InterGen NV 9% 6/30/17 (e)	6,190,000	6,035,250
Mirant Americas Generation LLC:
8.5% 10/1/21	2,825,000	2,980,375
9.125% 5/1/31	1,684,000	1,742,940
NRG Energy, Inc.:
7.625% 5/15/19	415,000	432,638
7.875% 5/15/21	465,000	494,063
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	964,920
Puget Energy, Inc.:
5.625% 7/15/22 (e)	585,000	613,490
6% 9/1/21	960,000	1,056,547
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	2,080,813
The AES Corp.:
7.375% 7/1/21	1,245,000	1,425,525
8% 10/15/17	2,940,000	3,425,100
9.75% 4/15/16	660,000	788,700
TXU Corp. 6.5% 11/15/24	350,000	199,500
		55,028,374
Energy - 8.8%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	488,750
7% 5/20/22	985,000	1,051,488
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	722,800
6.5% 5/20/21	289,000	302,728
Antero Resources Finance Corp. 7.25% 8/1/19	1,390,000	1,483,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
ATP Oil & Gas Corp. 11.875% 5/1/15 (c)	$ 2,030,000	$ 527,800
Atwood Oceanics, Inc. 6.5% 2/1/20	175,000	186,813
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	435,000	456,750
Chesapeake Energy Corp.:
6.125% 2/15/21	3,040,000	3,017,200
6.625% 8/15/20	900,000	921,420
6.875% 11/15/20	1,340,000	1,390,250
7.25% 12/15/18	535,000	557,738
9.5% 2/15/15	2,290,000	2,513,275
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	925,000	962,000
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	695,000	667,200
Continental Resources, Inc.:
5% 9/15/22 (e)	1,800,000	1,876,500
7.125% 4/1/21	380,000	426,550
7.375% 10/1/20	550,000	613,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	1,300,000	1,319,500
Denbury Resources, Inc. 8.25% 2/15/20	743,000	843,305
Edgen Murray Corp. 12.25% 1/15/15	2,550,000	2,709,375
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	4,237,750
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (e)	535,000	535,000
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	2,896,000	2,896,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,010,000	984,750
Forest Oil Corp. 7.25% 6/15/19	2,675,000	2,621,500
Frontier Oil Corp. 6.875% 11/15/18	530,000	563,125
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	205,000	209,613
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	725,000	735,875
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	2,750,000	2,715,625
6.5% 5/15/19 (e)	1,325,000	1,321,688
7.75% 2/1/21	650,000	676,000
8.625% 4/15/20	1,490,000	1,609,200
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	370,000	378,325
6.25% 6/15/22	1,565,000	1,662,813
MRC Global, Inc. 9.5% 12/15/16	3,020,000	3,291,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Offshore Group Investment Ltd. 11.5% 8/1/15	$ 450,000	$ 498,375
Oil States International, Inc. 6.5% 6/1/19	885,000	940,313
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	1,710,000	1,795,500
Pioneer Drilling Co. 9.875% 3/15/18	535,000	561,750
Plains Exploration & Production Co.:
6.75% 2/1/22	930,000	997,425
7.625% 4/1/20	960,000	1,057,152
Precision Drilling Corp. 6.5% 12/15/21	155,000	162,750
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	890,000	952,300
Samson Investment Co. 9.75% 2/15/20 (e)	970,000	999,100
SandRidge Energy, Inc. 7.5% 3/15/21 (e)	450,000	453,375
SESI LLC 6.375% 5/1/19	1,165,000	1,236,298
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	467,325
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (e)	2,297,000	2,423,335
7.5% 10/1/18 (e)	1,089,000	1,173,398
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	415,000	432,638
6.875% 2/1/21	440,000	473,000
7.875% 10/15/18	1,235,000	1,346,150
WPX Energy, Inc.:
5.25% 1/15/17	725,000	763,063
6% 1/15/22	885,000	935,888
		65,146,716
Environmental - 0.3%
Clean Harbors, Inc. 5.25% 8/1/20 (e)	540,000	554,175
Covanta Holding Corp.:
6.375% 10/1/22	720,000	784,800
7.25% 12/1/20	825,000	920,780
		2,259,755
Food & Drug Retail - 1.8%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	1,690,000	1,812,525
Rite Aid Corp.:
7.5% 3/1/17	1,145,000	1,176,488
9.25% 3/15/20	3,280,000	3,370,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
9.5% 6/15/17	$ 4,520,000	$ 4,655,600
10.375% 7/15/16	2,140,000	2,257,700
Tops Markets LLC 10.125% 10/15/15	375,000	398,438
		13,670,951
Food/Beverage/Tobacco - 1.5%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	2,826,000	2,868,390
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,781,000	2,892,240
Constellation Brands, Inc. 4.625% 3/1/23	410,000	416,683
Dean Foods Co. 7% 6/1/16	827,413	878,092
JBS Finance II Ltd. 8.25% 1/29/18 (e)	580,000	580,000
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	45,000	40,950
8.25% 2/1/20 (e)	2,380,000	2,278,850
Smithfield Foods, Inc. 6.625% 8/15/22	750,000	768,750
		10,723,955
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,332,150
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	195,000	199,388
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (e)	2,770,000	2,721,525
9% 2/15/20 (e)	1,575,000	1,569,094
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	240,000	243,600
Graton Economic Development Authority 9.625% 9/1/19 (e)	450,000	464,625
MGM Mirage, Inc.:
7.5% 6/1/16	470,000	491,150
7.625% 1/15/17	1,725,000	1,781,063
7.75% 3/15/22	1,200,000	1,200,000
8.625% 2/1/19 (e)	2,610,000	2,766,600
Pinnacle Entertainment, Inc. 7.75% 4/1/22	250,000	269,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (e)	2,965,000	3,024,300
7.75% 8/15/20	805,000	896,569
		16,959,439
Healthcare - 8.3%
Alere, Inc. 9% 5/15/16	1,140,000	1,179,900
Carriage Services, Inc. 7.875% 1/15/15	705,000	714,253
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc.:
5.125% 8/15/18	$ 775,000	$ 799,219
7.125% 7/15/20	780,000	815,100
8% 11/15/19	6,090,000	6,569,588
Emergency Medical Services Corp. 8.125% 6/1/19	1,690,000	1,804,075
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	920,000	995,900
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	335,000	371,013
Grifols, Inc. 8.25% 2/1/18	375,000	409,688
HCA, Inc.:
6.5% 2/15/20	2,455,000	2,688,225
7.25% 9/15/20	1,025,000	1,132,625
7.875% 2/15/20	2,290,000	2,547,625
8% 10/1/18	2,000,000	2,280,000
8.5% 4/15/19	1,420,000	1,593,950
Hologic, Inc. 6.25% 8/1/20 (e)	895,000	947,581
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	1,800,000	1,710,000
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,415,000	2,517,638
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	289,900
Kindred Healthcare, Inc. 8.25% 6/1/19	300,000	289,500
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	450,000	444,375
Mylan, Inc. 6% 11/15/18 (e)	1,290,000	1,373,850
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)	2,155,000	2,305,850
6.75% 10/15/22	2,335,000	2,574,338
7.5% 2/15/20	1,430,000	1,594,450
Radiation Therapy Services, Inc. 8.875% 1/15/17	940,000	897,700
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	485,000
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	975,000	1,060,313
8.125% 11/1/18 (e)	450,000	489,375
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	515,943
Tenet Healthcare Corp.:
6.25% 11/1/18	935,000	1,015,691
8.875% 7/1/19	1,335,000	1,513,623
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	1,020,000	1,076,100
6.75% 8/15/21 (e)	1,035,000	1,050,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
6.875% 12/1/18 (e)	$ 3,535,000	$ 3,720,588
7% 10/1/20 (e)	715,000	740,025
7.25% 7/15/22 (e)	1,100,000	1,135,750
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,280,000	1,328,000
7.75% 2/1/19 (e)	1,135,000	1,177,563
8% 2/1/18	1,520,000	1,592,200
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	4,816,531	4,964,037
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	560,000	558,600
		61,269,676
Homebuilders/Real Estate - 1.4%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	710,000	773,900
11.625% 6/15/17	1,620,000	1,824,606
KB Home:
7.25% 6/15/18	600,000	606,000
8% 3/15/20	1,225,000	1,321,469
Realogy Corp.:
7.625% 1/15/20 (e)	625,000	675,750
7.875% 2/15/19 (e)	295,000	303,850
11.5% 4/15/17	1,030,000	1,096,950
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,537,350
8.375% 1/15/21	1,935,000	2,152,688
		10,292,563
Hotels - 0.7%
Choice Hotels International, Inc. 5.75% 7/1/22	230,000	246,100
FelCor Lodging LP 6.75% 6/1/19	2,595,000	2,783,138
Host Hotels & Resorts LP:
5.875% 6/15/19	1,400,000	1,536,500
6% 10/1/21	610,000	683,200
		5,248,938
Leisure - 0.7%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	1,160,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	956,250
NCL Corp. Ltd. 11.75% 11/15/16	765,000	877,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	$ 1,590,000	$ 1,967,625
yankee 7.25% 6/15/16	205,000	226,525
		5,188,238
Metals/Mining - 2.1%
Aleris International, Inc. 7.625% 2/15/18	485,000	510,463
Alpha Natural Resources, Inc.:
6% 6/1/19	1,965,000	1,763,588
6.25% 6/1/21	1,305,000	1,171,238
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	205,850
Calcipar SA 6.875% 5/1/18 (e)	235,000	230,888
CONSOL Energy, Inc.:
8% 4/1/17	3,445,000	3,703,375
8.25% 4/1/20	1,675,000	1,800,625
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	1,935,525
8.25% 11/1/19 (e)	1,485,000	1,470,150
Peabody Energy Corp.:
6% 11/15/18 (e)	940,000	958,800
7.375% 11/1/16	360,000	402,300
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)	590,000	600,325
SunCoke Energy, Inc. 7.625% 8/1/19	440,000	444,400
		15,197,527
Paper - 1.0%
AbitibiBowater, Inc. 10.25% 10/15/18	69,000	79,005
Mercer International, Inc. 9.5% 12/1/17	970,000	1,025,775
NewPage Corp. 11.375% 12/31/14 (c)	5,306,000	3,594,815
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	383,875
Xerium Technologies, Inc. 8.875% 6/15/18	2,510,000	2,171,150
		7,254,620
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)	125,000	130,938
Cenveo Corp. 7.875% 12/1/13	345,000	343,275
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	200,000	146,000
		620,213
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	2,030,000	2,263,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Acquisition Co. 9.375% 5/1/20 (e)	$ 490,000	$ 514,500
Roadhouse Financing, Inc. 10.75% 10/15/17	735,000	711,113
Wok Acquisition Corp. 10.25% 6/30/20 (e)	410,000	429,475
		3,918,538
Services - 0.9%
ARAMARK Corp. 3.9446% 2/1/15 (g)	1,955,000	1,950,113
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9345% 5/15/14 (g)	950,000	938,125
7.75% 5/15/16	1,065,000	1,092,903
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)	1,829,930	1,877,966
The Geo Group, Inc.:
6.625% 2/15/21	235,000	249,100
7.75% 10/15/17	240,000	259,200
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	455,000	478,888
		6,846,295
Shipping - 1.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,675,000	3,417,750
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	3,165,000	2,753,550
8.875% 11/1/17	1,870,000	1,898,050
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.875% 11/1/17 (e)	455,000	453,863
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	225,000	209,250
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,304,225
Teekay Corp. 8.5% 1/15/20	710,000	736,625
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	558,900
		12,332,213
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,520,000	1,474,400
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	2,090,000	2,137,025
		3,611,425
Super Retail - 1.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,436,000	3,564,850
Claire's Stores, Inc.:
8.875% 3/15/19	195,000	168,188
9% 3/15/19 (e)	3,890,000	4,045,600
J. Crew Group, Inc. 8.125% 3/1/19	1,505,000	1,574,606
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Limited Brands, Inc.:
6.625% 4/1/21	$ 1,675,000	$ 1,867,625
7% 5/1/20	605,000	683,650
Office Depot, Inc. 9.75% 3/15/19 (e)	670,000	613,050
Sally Holdings LLC 6.875% 11/15/19	540,000	602,100
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (e)	1,270,000	1,041,400
		14,161,069
Technology - 5.1%
Avaya, Inc.:
7% 4/1/19 (e)	7,925,000	7,231,563
9.75% 11/1/15	5,385,000	4,658,025
10.125% 11/1/15 pay-in-kind (g)	6,388,138	5,541,710
CDW LLC/CDW Finance Corp.:
8% 12/15/18	555,000	616,050
8.5% 4/1/19	2,040,000	2,228,700
Ceridian Corp.:
8.875% 7/15/19 (e)	655,000	702,488
11.25% 11/15/15	180,000	175,950
CommScope, Inc. 8.25% 1/15/19 (e)	855,000	916,988
First Data Corp.:
7.375% 6/15/19 (e)	470,000	486,450
8.25% 1/15/21 (e)	1,212,000	1,201,395
8.75% 1/15/22 pay-in-kind (e)(g)	975,000	972,563
10.55% 9/24/15 pay-in-kind (g)	327,398	335,583
12.625% 1/15/21	1,305,000	1,321,313
Freescale Semiconductor, Inc.:
8.05% 2/1/20	500,000	490,000
9.25% 4/15/18 (e)	1,545,000	1,668,600
10.125% 3/15/18 (e)	1,680,000	1,839,600
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	420,693
Lawson Software, Inc. 9.375% 4/1/19 (e)	415,000	450,275
Lucent Technologies, Inc. 6.45% 3/15/29	375,000	241,875
Nuance Communications, Inc. 5.375% 8/15/20 (e)	390,000	399,263
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,531,163
Serena Software, Inc. 10.375% 3/15/16	210,000	215,250
Spansion LLC 7.875% 11/15/17	965,000	940,875
Viasystems, Inc. 7.875% 5/1/19 (e)	895,000	879,338
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	$ 1,960,000	$ 2,038,400
13.375% 10/15/19 (e)	385,000	383,075
		37,887,185
Telecommunications - 5.5%
Broadview Networks Holdings, Inc. 11.375% 9/1/49 (c)	2,400,000	1,620,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	770,000	762,300
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	916,050
Cricket Communications, Inc. 7.75% 10/15/20	3,395,000	3,293,150
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(g)	281,000	286,620
Dycom Investments, Inc. 7.125% 1/15/21	535,000	583,150
Frontier Communications Corp.:
8.25% 4/15/17	935,000	1,044,863
8.5% 4/15/20	2,240,000	2,508,800
Intelsat Jackson Holdings SA:
7.25% 4/1/19	1,710,000	1,842,525
7.5% 4/1/21	2,310,000	2,500,575
Intelsat Luxembourg SA:
11.25% 2/4/17	380,000	399,475
11.5% 2/4/17 pay-in-kind (g)	4,591,391	4,820,961
Level 3 Communications, Inc. 8.875% 6/1/19 (e)	485,000	494,700
Level 3 Financing, Inc. 7% 6/1/20 (e)	675,000	669,938
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,768,938
Nextel Communications, Inc. 7.375% 8/1/15	2,926,000	2,940,630
NII Capital Corp. 7.625% 4/1/21	520,000	401,700
Sprint Capital Corp. 6.9% 5/1/19	7,580,000	7,760,025
Sprint Nextel Corp. 9% 11/15/18 (e)	465,000	548,700
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,120,000	1,164,800
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,168,400
11.75% 7/15/17 (e)	1,770,000	1,619,550
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(g)	2,016,730	1,380,144
Windstream Corp. 7% 3/15/19	570,000	577,125
		41,073,119
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	$ 3,240,000	$ 3,515,400
TOTAL NONCONVERTIBLE BONDS		575,956,141
TOTAL CORPORATE BONDS (Cost $549,459,686)		580,113,051
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g) (Cost $97,379)	138,879	75,050
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	16,491	622,700
Building Materials - 0.2%
Nortek, Inc. (a)	34,442	1,772,730
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(h)	6,468	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	61,040
Class B (a)	254	20,320
		81,360
TOTAL COMMON STOCKS (Cost $3,754,213)		2,476,790
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 1.3%
Banks & Thrifts - 1.0%
Bank of America Corp. Series L, 7.25%	3,566	3,769,262
Huntington Bancshares, Inc. 8.50%	3,170	3,848,380
		7,617,642
Electric Utilities - 0.1%
PPL Corp. 8.75%	6,900	379,017
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	$ 1,189,500
TOTAL CONVERTIBLE PREFERRED STOCKS		9,186,159
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	2,830	2,554,075
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	28,064	774,005
GMAC Capital Trust I Series 2, 8.125%	103,471	2,568,150
		3,342,155
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,896,230
TOTAL PREFERRED STOCKS (Cost $13,110,376)		15,082,389
Floating Rate Loans - 9.8%
	Principal Amount
Aerospace - 0.1%
Sequa Corp. term loan 3.7181% 12/3/14 (g)	$ 1,065,091	1,057,102
Air Transportation - 0.7%
US Airways Group, Inc. term loan 2.7355% 3/23/14 (g)	5,412,774	5,263,922
Automotive - 0.3%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (g)	199,353	199,602
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (g)	1,612,662	1,542,108
Tranche C, term loan 2.1775% 12/27/15 (g)	822,787	786,790
		2,528,500
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.4815% 3/31/17 (g)	2,883,625	2,789,907
VNU, Inc. Tranche C, term loan 3.4913% 5/1/16 (g)	637,101	637,101
		3,427,008
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.5%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (g)	$ 3,206,963	$ 3,186,919
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/21/16 (g)	305,000	305,381
		3,492,300
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (g)	245,000	248,675
Tranche B 1LN, term loan 4.7759% 6/7/18 (g)	691,085	691,949
		940,624
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7685% 10/10/17 (g)	5,658,139	3,783,881
Energy - 0.2%
CCS, Inc. Tranche B, term loan 3.2315% 11/14/14 (g)	687,042	668,148
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (g)	750,000	750,938
		1,419,086
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.9935% 6/4/14 (g)	1,118,343	1,093,180
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (g)	696,110	698,720
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 3.9237% 1/25/17 (g)	381,766	381,766
Tranche B, term loan 2.623% 7/25/14 (g)	50,646	50,646
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (g)	848,874	849,935
HCA, Inc.:
Tranche B2, term loan 3.7106% 3/31/17 (g)	504,058	497,758
Tranche B3, term loan 3.4815% 5/1/18 (g)	1,493,935	1,473,468
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (g)	760,077	748,676
VWR Funding, Inc. term loan 2.7315% 6/29/14 (g)	1,378,103	1,374,658
		5,376,907
Publishing/Printing - 0.4%
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (g)	2,875,299	2,652,463
Floating Rate Loans - continued
	Principal Amount	Value
Restaurants - 0.5%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5079% 6/14/13 (g)	$ 322,095	$ 319,680
term loan 2.5625% 6/14/14 (g)	3,246,240	3,221,893
		3,541,573
Services - 0.2%
ServiceMaster Co.:
term loan 2.7981% 7/24/14 (g)	1,005,485	999,200
Tranche DD, term loan 2.75% 7/24/14 (g)	100,128	99,502
		1,098,702
Super Retail - 0.6%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (g)	4,505,000	4,499,369
Technology - 2.9%
Avaya, Inc.:
term loan 3.1769% 10/27/14 (g)	2,102,657	2,013,294
Tranche B 3LN, term loan 4.9269% 10/26/17 (g)	4,223,620	3,780,140
CDW Corp. Tranche B, term loan 4% 7/15/17 (g)	3,930,234	3,881,106
First Data Corp. term loan 4.2365% 3/24/18 (g)	8,179,895	7,730,001
Freescale Semiconductor, Inc. term loan 4.4957% 12/1/16 (g)	2,198,298	2,110,366
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (g)	1,576,050	1,595,751
SunGard Data Systems, Inc. Tranche C, term loan 3.9943% 2/28/17 (g)	431,240	431,240
		21,541,898
Telecommunications - 1.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (g)	781,075	782,090
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	6,812,889	6,335,986
Intelsat Jackson Holdings SA:
term loan 3.2385% 2/1/14 (g)	1,250,000	1,231,250
Tranche B, term loan 5.25% 4/2/18 (g)	1,528,482	1,536,124
		9,885,450
TOTAL FLOATING RATE LOANS (Cost $70,602,918)		72,300,685
Preferred Securities - 0.2%
	Principal Amount	Value
Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (f)(g)	$ 365,000	$ 393,168
8.125% (f)(g)	1,170,000	1,284,737
TOTAL PREFERRED SECURITIES (Cost $1,508,233)		1,677,905
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $56,404,694)	56,404,694	56,404,694
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $694,937,499)		728,130,564
NET OTHER ASSETS (LIABILITIES) - 1.7%		12,463,805
NET ASSETS - 100%		$ 740,594,369
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,829,750 or 25.6% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,329
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	1,189,500	-	1,189,500	-
Financials	14,136,572	11,582,497	2,554,075	-
Industrials	1,854,090	1,772,730	-	81,360
Utilities	379,017	-	379,017	-
Corporate Bonds	580,113,051	-	580,113,051	-
Commercial Mortgage Securities	75,050	-	-	75,050
Floating Rate Loans	72,300,685	-	72,300,685	-
Preferred Securities	1,677,905	-	1,677,905	-
Money Market Funds	56,404,694	56,404,694	-	-
Total Investments in Securities:	$ 728,130,564	$ 69,759,921	$ 658,214,233	$ 156,410
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.3%
Luxembourg	2.4%
Netherlands	1.3%
Marshall Islands	1.3%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $638,532,805)	$ 671,725,870
Fidelity Central Funds (cost $56,404,694)	56,404,694
Total Investments (cost $694,937,499)		$ 728,130,564
Cash		42,329
Receivable for investments sold		1,085,300
Interest receivable		11,636,886
Distributions receivable from Fidelity Central Funds		6,443
Total assets		740,901,522

Liabilities
Payable for investments purchased	$ 303,475
Distributions payable	78
Other payables and accrued expenses	3,600
Total liabilities		307,153

Net Assets		$ 740,594,369
Net Assets consist of:
Paid in capital		$ 707,401,304
Net unrealized appreciation (depreciation) on investments		33,193,065
Net Assets, for 6,501,075 shares outstanding		$ 740,594,369
Net Asset Value, offering price and redemption price per share ($740,594,369 ÷ 6,501,075 shares)		$ 113.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 1,186,763
Interest		53,047,949
Income from Fidelity Central Funds		40,329
Total income		54,275,041

Expenses
Custodian fees and expenses	$ 11,027
Independent directors' compensation	4,483
Total expenses before reductions	15,510
Expense reductions	(4,667)	10,843
Net investment income (loss)		54,264,198
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9,160,717
Change in net unrealized appreciation (depreciation) on investment securities		34,359,292
Net gain (loss)		43,520,009
Net increase (decrease) in net assets resulting from operations		$ 97,784,207

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,264,198	$ 49,184,660
Net realized gain (loss)	9,160,717	21,653,408
Change in net unrealized appreciation (depreciation)	34,359,292	(33,048,931)
Net increase (decrease) in net assets resulting from operations	97,784,207	37,789,137
Distributions to partners from net investment income	(48,164,874)	(41,924,291)
Affiliated share transactions Proceeds from sales of shares	-	104,443,965
Reinvestment of distributions	48,163,887	41,923,298
Cost of shares redeemed	-	(31,017,155)
Net increase (decrease) in net assets resulting from share transactions	48,163,887	115,350,108
Total increase (decrease) in net assets	97,783,220	111,214,954

Net Assets
Beginning of period	642,811,149	531,596,195
End of period	$ 740,594,369	$ 642,811,149
Other Affiliated Information Shares
Sold	-	927,403
Issued in reinvestment of distributions	439,904	378,642
Redeemed	-	(288,588)
Net increase (decrease)	439,904	1,017,457

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 106.05	$ 105.40	$ 94.45	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income (loss) D	8.659	9.048	9.362	8.623	3.708
Net realized and unrealized gain (loss)	6.901	(.660)	9.337	(5.390)	(1.658)
Total from investment operations	15.560	8.388	18.699	3.233	2.050
Distributions to partners from net investment income	(7.690)	(7.738)	(7.749)	(7.403)	(3.430)
Net asset value, end of period	$ 113.92	$ 106.05	$ 105.40	$ 94.45	$ 98.62
Total Return B,C	15.22%	7.88%	20.25%	4.83%	2.09%
Ratios to Average Net Assets E,I
Expenses before reductions G	-%	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-% A
Expenses net of all reductions G	-%	-%	-%	-%	-% A
Net investment income (loss)	7.93%	8.18%	9.08%	10.53%	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,594	$ 642,811	$ 531,596	$ 465,555	$ 435,837
Portfolio turnover rate F	36%	43%	65%	57%	35% A,J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, equity-debt classifications, and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Gross unrealized appreciation	$ 56,361,970
Gross unrealized depreciation	(13,221,353)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,140,617

Tax Cost	$ 684,989,947

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $250,331,208 and $230,982,367, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,483.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $184.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 31, 2008 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 31, 2008 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 16, 2012

Annual Report

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (64)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Specialized High Income
Central Fund

Annual Report

August 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1012
1.820817.107

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Specialized High Income Central Fund	13.31%	9.15%	8.07%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds produced a strong return for the year ending August 31, 2012, with The BofA Merrill LynchSM US High Yield Constrained Index advancing 13.01%. Worry about sovereign debt issues in the eurozone and weak global economic growth failed to restrain the asset class amid favorable supply/demand technicals - with investors attracted to its higher yields in a very low interest rate environment - accommodative Federal Reserve monetary policy, plentiful liquidity and a low default rate. High-yield bonds started the period off wracked by volatility, but rebounded in October 2011 to one of its largest monthly increases ever, before stalling once again in November. The market posted positive returns from December through February, then declined modestly from March through May. The tide shifted in June, though, as Greece elected a pro-euro, pro-bailout government and the Fed implemented a second round of "Operation Twist," a program designed to help buoy economic growth. In July, soft corporate earnings and weak economic data were a concern, but the market was supported by comments late in the month by European Central Bank (ECB) President Mario Draghi, who said the ECB would do "whatever it takes" to protect the eurozone from collapsing. In August, hopes of further monetary response in the U.S. and abroad outweighed weak global economic growth, further boosting the asset class.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Fund: For the year, the fund returned 13.31%, outperforming The BofA Merrill LynchSM BB US High Yield Constrained Index, which gained 12.42%. An overweighting in diversified financial services helped the fund's performance the most relative to the index, including an investment in International Lease Finance. We also benefited from positioning in homebuilders/real estate and metals/mining, and from security selection in energy. Other top relative contributors included wireless telecommunications company Sprint Nextel, waste management firm Covanta Holding, drug company Valeant Pharmaceuticals International, an underweighting in independent oil and gas producer Chesapeake Energy and auto parts supplier Delphi. Conversely, an underweighting and unfavorable security selection in banks/thrifts detracted, including an underweighting in and untimely ownership of Ally Financial. Out-of-benchmark positions in Latin American oil and gas producer Pan American Energy and shipping company Overseas Shipholding Group also hurt, as did untimely ownership of phone company Frontier Communications and not owning paper company and index component Georgia-Pacific. Some of the securities mentioned were not held by the fund at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.0016%	$ 1,000.00	$ 1,041.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.8	4.8
Ford Motor Credit Co. LLC	4.1	4.2
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.9	3.9
CCO Holdings LLC/CCO Holdings Capital Corp.	3.5	2.5
The AES Corp.	2.4	2.5
	18.7
Top Five Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.8	13.8
Diversified Financial Services	11.4	11.1
Automotive	10.0	10.4
Electric Utilities	9.9	9.8
Cable TV	8.4	5.6
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
BBB 7.0%	BBB 3.0%
BB 67.5%	BB 71.5%
B 18.1%	B 21.6%
CCC,CC,C 0.0%	CCC,CC,C 0.3%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Nonconvertible Bonds 88.0%		Nonconvertible Bonds 92.0%
	Floating Rate Loans 4.8%		Floating Rate Loans 4.5%
	Short-Term Investments and Net Other Assets (Liabilities) 7.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	13.6%	** Foreign investments	13.8%

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.0%
	Principal Amount	Value
Aerospace - 0.5%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 2,030,000	$ 2,172,100
Air Transportation - 2.9%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	678,581	729,475
6.75% 9/15/15 (b)	2,535,000	2,611,050
Continental Airlines, Inc. 9.25% 5/10/17	316,703	346,790
Delta 2012-1B Pass Through Trust 6.875% 5/7/19 (b)	1,320,000	1,333,200
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	690,000
6.75% 11/23/15	690,000	702,075
8.021% 8/10/22	2,233,226	2,300,223
8.954% 8/10/14	326,443	332,156
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,195,173	1,238,558
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,174,733	1,133,617
9.75% 1/15/17	1,487,025	1,706,361
12% 1/15/16 (b)	220,928	240,259
		13,363,764
Automotive - 8.0%
Dana Holding Corp.:
6.5% 2/15/19	3,285,000	3,498,525
6.75% 2/15/21	1,035,000	1,112,625
Delphi Corp.:
5.875% 5/15/19	4,170,000	4,472,325
6.125% 5/15/21	3,970,000	4,367,000
Ford Motor Co. 7.45% 7/16/31	2,620,000	3,235,700
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,730,000	2,840,680
5% 5/15/18	2,305,000	2,480,832
5.625% 9/15/15	1,310,000	1,424,625
5.875% 8/2/21	1,305,000	1,441,251
6.625% 8/15/17	5,835,000	6,666,488
7% 4/15/15	1,630,000	1,816,146
8% 12/15/16	2,350,000	2,809,011
General Motors Financial Co., Inc. 4.75% 8/15/17 (b)	1,095,000	1,097,738
		37,262,946
Banks & Thrifts - 0.2%
Ally Financial, Inc. 5.5% 2/15/17	745,000	771,075
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	$ 2,690,000	$ 2,938,825
6.875% 8/15/18 (b)	4,960,000	5,369,200
Griffon Corp. 7.125% 4/1/18	1,765,000	1,848,838
Masco Corp. 5.95% 3/15/22	1,175,000	1,268,734
USG Corp. 7.875% 3/30/20 (b)	1,270,000	1,350,963
		12,776,560
Cable TV - 8.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22	1,835,000	1,821,238
6.5% 4/30/21	4,000,000	4,290,000
6.625% 1/31/22	1,030,000	1,111,113
7% 1/15/19	6,130,000	6,635,725
7.25% 10/30/17	2,420,000	2,643,850
CSC Holdings LLC:
6.75% 11/15/21 (b)	2,680,000	2,904,316
8.625% 2/15/19	2,185,000	2,556,450
DISH DBS Corp.:
4.625% 7/15/17 (b)	3,355,000	3,388,550
5.875% 7/15/22 (b)	1,600,000	1,612,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (b)	3,610,000	3,916,850
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	5,240,000	5,462,700
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	1,940,000	2,082,978
		38,425,770
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,150,000	1,242,000
Terex Corp. 6.5% 4/1/20	1,245,000	1,304,138
		2,546,138
Chemicals - 1.7%
Celanese US Holdings LLC 6.625% 10/15/18	2,615,000	2,883,038
LyondellBasell Industries NV:
5% 4/15/19	1,625,000	1,722,500
5.75% 4/15/24	2,680,000	3,041,800
6% 11/15/21	330,000	375,375
		8,022,713
Containers - 3.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	2,420,000	2,595,450
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (b)	200,000	214,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.75% 10/15/16	$ 1,995,000	$ 2,084,775
7.875% 8/15/19	5,855,000	6,513,688
Sealed Air Corp.:
8.125% 9/15/19 (b)	1,450,000	1,609,500
8.375% 9/15/21 (b)	770,000	860,475
		13,878,388
Diversified Financial Services - 11.4%
Aircastle Ltd.:
6.75% 4/15/17	660,000	712,800
9.75% 8/1/18	3,135,000	3,593,494
CIT Group, Inc.:
4.25% 8/15/17	1,050,000	1,057,875
5% 5/15/17	2,670,000	2,770,125
5% 8/15/22	835,000	837,088
5.25% 3/15/18	1,625,000	1,694,063
5.375% 5/15/20	1,315,000	1,357,738
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	10,005,000	10,505,233
8% 1/15/18	6,630,000	7,060,950
8% 1/15/18 (b)	380,000	403,750
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	460,000	322,000
International Lease Finance Corp.:
5.65% 6/1/14	4,040,000	4,181,400
5.75% 5/15/16	560,000	581,000
5.875% 4/1/19	485,000	500,096
6.25% 5/15/19	1,815,000	1,896,675
6.75% 9/1/16 (b)	745,000	832,538
7.125% 9/1/18 (b)	1,560,000	1,782,300
8.625% 9/15/15	5,280,000	5,913,600
8.75% 3/15/17	4,135,000	4,765,588
8.875% 9/1/17	1,820,000	2,111,200
		52,879,513
Electric Utilities - 9.9%
Atlantic Power Corp. 9% 11/15/18	1,715,000	1,792,175
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	4,140,000	4,471,200
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (b)	2,295,000	2,513,025
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 6.875% 5/1/19 (b)	1,905,000	2,047,875
InterGen NV 9% 6/30/17 (b)	3,780,000	3,685,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
IPALCO Enterprises, Inc.:
5% 5/1/18	$ 1,280,000	$ 1,334,400
7.25% 4/1/16 (b)	2,175,000	2,436,000
Mirant Mid-Atlantic LLC 10.06% 12/30/28	1,558,871	1,734,244
NSG Holdings II, LLC 7.75% 12/15/25 (b)	6,535,000	6,665,700
NV Energy, Inc. 6.25% 11/15/20	1,855,000	2,142,280
Otter Tail Corp. 9% 12/15/16	1,300,000	1,410,500
Puget Energy, Inc.:
5.625% 7/15/22 (b)	375,000	393,263
6.5% 12/15/20	3,605,000	3,965,500
The AES Corp.:
7.375% 7/1/21	4,070,000	4,660,150
7.75% 10/15/15	3,020,000	3,397,500
8% 10/15/17	1,710,000	1,992,150
9.75% 4/15/16	1,305,000	1,559,475
		46,200,937
Energy - 13.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	580,000	603,200
6.5% 5/20/21	148,000	155,030
Chesapeake Energy Corp.:
6.125% 2/15/21	2,360,000	2,342,300
6.5% 8/15/17	965,000	993,950
6.775% 3/15/19	655,000	659,913
6.875% 11/15/20	3,450,000	3,579,375
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	525,000	536,813
6.125% 7/15/22	1,195,000	1,242,800
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	595,000	571,200
Denbury Resources, Inc. 6.375% 8/15/21	4,025,000	4,306,750
Energy Transfer Equity LP 7.5% 10/15/20	3,050,000	3,507,500
Exterran Holdings, Inc. 7.25% 12/1/18	6,395,000	6,395,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,156,000	2,102,100
Frontier Oil Corp.:
6.875% 11/15/18	3,625,000	3,851,563
8.5% 9/15/16	3,320,000	3,465,416
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20	460,000	466,900
8% 9/1/17	930,000	1,004,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	$ 3,085,000	$ 3,308,663
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	235,000	240,288
Newfield Exploration Co. 5.625% 7/1/24	525,000	569,625
Oil States International, Inc. 6.5% 6/1/19	3,145,000	3,341,563
Pan American Energy LLC 7.875% 5/7/21 (b)	1,520,000	1,314,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (b)	1,530,000	1,606,500
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	1,065,000	1,136,888
Plains Exploration & Production Co. 6.125% 6/15/19	2,455,000	2,590,025
Precision Drilling Corp.:
6.5% 12/15/21	100,000	105,000
6.625% 11/15/20	3,830,000	4,031,075
SESI LLC 7.125% 12/15/21	1,790,000	1,989,048
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (b)	204,000	215,220
7.5% 10/1/18 (b)	1,566,000	1,687,365
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (b)	1,855,000	1,933,838
WPX Energy, Inc.:
5.25% 1/15/17	730,000	768,325
6% 1/15/22	1,055,000	1,115,663
		61,738,096
Environmental - 2.5%
Clean Harbors, Inc. 5.25% 8/1/20 (b)	1,305,000	1,339,256
Covanta Holding Corp.:
6.375% 10/1/22	640,000	697,600
7.25% 12/1/20	8,555,000	9,548,210
		11,585,066
Food/Beverage/Tobacco - 0.4%
Constellation Brands, Inc. 4.625% 3/1/23	260,000	264,238
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	1,645,000	1,575,088
		1,839,326
Gaming - 1.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (b)	1,670,000	1,703,400
7.75% 8/15/20	3,285,000	3,658,669
		5,362,069
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 5.1%
Community Health Systems, Inc. 5.125% 8/15/18	$ 805,000	$ 830,156
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	2,030,000	2,172,100
HCA, Inc.:
8.5% 4/15/19	770,000	864,325
9.875% 2/15/17	172,000	185,760
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,778,063
Mylan, Inc.:
6% 11/15/18 (b)	510,000	543,150
7.625% 7/15/17 (b)	660,000	732,600
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	575,000	633,938
7.5% 2/15/20	645,000	719,175
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,015,000	2,191,313
Senior Housing Properties Trust 6.75% 4/15/20	3,060,000	3,403,011
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	3,890,000	4,103,950
6.75% 8/15/21 (b)	460,000	466,900
6.875% 12/1/18 (b)	4,790,000	5,041,475
7% 10/1/20 (b)	130,000	134,550
		23,800,466
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,540,000	3,858,600
D.R. Horton, Inc. 4.75% 5/15/17	2,140,000	2,255,025
		6,113,625
Hotels - 0.4%
Host Hotels & Resorts LP:
4.75% 3/1/23	495,000	507,375
5.875% 6/15/19	750,000	823,125
9% 5/15/17	485,000	528,650
		1,859,150
Leisure - 2.4%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	3,116,250
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	552,500
7.5% 10/15/27	1,415,000	1,475,138
yankee 7.25% 6/15/16	5,305,000	5,862,025
		11,005,913
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - 2.6%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	$ 1,370,000	$ 1,421,375
CONSOL Energy, Inc. 8% 4/1/17	2,630,000	2,827,250
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	4,115,000	3,929,825
7% 11/1/15 (b)	3,770,000	3,704,025
		11,882,475
Paper - 0.9%
Louisiana-Pacific Corp. 7.5% 6/1/20	1,055,000	1,144,675
Sappi Papier Holding GmbH:
7.75% 7/15/17 (b)	2,670,000	2,790,150
8.375% 6/15/19 (b)	355,000	373,638
		4,308,463
Services - 0.7%
Audatex North America, Inc. 6.75% 6/15/18 (b)	140,000	150,150
FTI Consulting, Inc.:
6.75% 10/1/20	1,610,000	1,718,675
7.75% 10/1/16	1,475,000	1,519,250
		3,388,075
Shipping - 0.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,280,000	3,329,200
Steel - 1.7%
Steel Dynamics, Inc.:
6.125% 8/15/19 (b)	425,000	439,875
6.75% 4/1/15	3,100,000	3,162,000
7.625% 3/15/20	3,925,000	4,239,000
		7,840,875
Technology - 1.7%
Amkor Technology, Inc. 7.375% 5/1/18	2,565,000	2,677,219
Jabil Circuit, Inc. 4.7% 9/15/22	475,000	477,375
Nuance Communications, Inc. 5.375% 8/15/20 (b)	1,050,000	1,074,938
Seagate HDD Cayman 7.75% 12/15/18	855,000	934,088
Seagate Technology HDD Holdings 6.8% 10/1/16	1,300,000	1,430,000
Viasystems, Inc. 7.875% 5/1/19 (b)	1,510,000	1,483,575
		8,077,195
Telecommunications - 3.6%
Equinix, Inc. 8.125% 3/1/18	1,395,000	1,544,963
Nextel Communications, Inc.:
5.95% 3/15/14	710,000	711,775
7.375% 8/1/15	3,059,000	3,074,295
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Communications International, Inc.:
7.125% 4/1/18	$ 1,220,000	$ 1,299,300
8% 10/1/15	2,330,000	2,438,345
Sprint Nextel Corp.:
6% 12/1/16	3,123,000	3,185,460
7% 3/1/20 (b)	2,630,000	2,886,425
9% 11/15/18 (b)	1,190,000	1,404,200
		16,544,763
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	1,995,000	2,164,575
TOTAL NONCONVERTIBLE BONDS (Cost $383,527,275)		409,139,236
Floating Rate Loans - 4.8%

Automotive - 2.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (c)	2,074,050	2,110,346
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (c)	4,763,071	4,554,687
Tranche C, term loan 2.1775% 12/27/15 (c)	2,642,397	2,526,792
		9,191,825
Cable TV - 0.1%
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (c)	595,000	595,000
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (c)	1,355,340	1,358,729
Chemicals - 0.2%
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (c)	690,000	693,450
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (c)	974,845	940,726
Energy - 0.5%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (c)	1,350,000	1,351,688
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (c)	870,000	860,213
		2,211,901
Insurance - 0.7%
Asurion Corp. Tranche 1st LN, term loan 5.5% 5/24/18 (c)	3,200,000	3,208,000
Floating Rate Loans - continued
	Principal Amount	Value
Metals/Mining - 0.3%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (c)	$ 1,275,000	$ 1,275,000
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,536,996
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (c)	1,155,000	1,153,556
TOTAL FLOATING RATE LOANS (Cost $21,462,357)		22,165,183
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $24,589,213)	24,589,213	24,589,213
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $429,578,845)		455,893,632
NET OTHER ASSETS (LIABILITIES) - 1.9%		9,023,776
NET ASSETS - 100%		$ 464,917,408
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,628,824 or 24.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,323
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 409,139,236	$ -	$ 409,139,236	$ -
Floating Rate Loans	22,165,183	-	22,165,183	-
Money Market Funds	24,589,213	24,589,213	-	-
Total Investments in Securities:	$ 455,893,632	$ 24,589,213	$ 431,304,419	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.4%
Cayman Islands	2.2%
Australia	2.0%
Netherlands	1.9%
Liberia	1.7%
Canada	1.6%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $404,989,632)	$ 431,304,419
Fidelity Central Funds (cost $24,589,213)	24,589,213
Total Investments (cost $429,578,845)		$ 455,893,632
Cash		459
Receivable for investments sold		4,035,393
Interest receivable		7,109,207
Distributions receivable from Fidelity Central Funds		3,261
Total assets		467,041,952

Liabilities
Payable for investments purchased	$ 2,122,100
Distributions payable	68
Other payables and accrued expenses	2,376
Total liabilities		2,124,544

Net Assets		$ 464,917,408
Net Assets consist of:
Paid in capital		$ 438,602,621
Net unrealized appreciation (depreciation) on investments		26,314,787
Net Assets, for 4,433,680 shares outstanding		$ 464,917,408
Net Asset Value, offering price and redemption price per share ($464,917,408 ÷ 4,433,680 shares)		$ 104.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 48,600
Interest (including $4,293 from affiliated interfund lending)		29,699,952
Income from Fidelity Central Funds		19,323
Total income		29,767,875

Expenses
Custodian fees and expenses	$ 6,244
Independent directors' compensation	2,866
Total expenses before reductions	9,110
Expense reductions	(3,392)	5,718
Net investment income (loss)		29,762,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,912,442
Change in net unrealized appreciation (depreciation) on investment securities		20,919,497
Net gain (loss)		24,831,939
Net increase (decrease) in net assets resulting from operations		$ 54,594,096

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,762,157	$ 32,379,126
Net realized gain (loss)	3,912,442	18,470,771
Change in net unrealized appreciation (depreciation)	20,919,497	(17,255,608)
Net increase (decrease) in net assets resulting from operations	54,594,096	33,594,289
Distributions to partners from net investment income	(28,015,990)	(30,240,648)
Affiliated share transactions Proceeds from sale of shares	-	-
Reinvestment of distributions	28,015,164	30,234,444
Cost of shares redeemed	(10,001,076)	(50,847,009)
Net increase (decrease) in net assets resulting from share transactions	18,014,088	(20,612,565)
Total increase (decrease) in net assets	44,592,194	(17,258,924)

Net Assets
Beginning of period	420,325,214	437,584,138
End of period	$ 464,917,408	$ 420,325,214
Other Information Shares
Sold	-	-
Issued in reinvestment of distributions	274,941	298,656
Redeemed	(101,730)	(498,998)
Net increase (decrease)	173,211	(200,342)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 98.66	$ 98.10	$ 89.24	$ 92.46	$ 97.00
Income from Investment Operations
Net investment income (loss) B	6.937	7.354	7.729	7.598	7.134
Net realized and unrealized gain (loss)	5.796	.073	8.103	(4.053)	(4.802)
Total from investment operations	12.733	7.427	15.832	3.545	2.332
Distributions to partners from net investment income	(6.533)	(6.867)	(6.972)	(6.765)	(6.872)
Net asset value, end of period	$ 104.86	$ 98.66	$ 98.10	$ 89.24	$ 92.46
Total Return A	13.31%	7.61%	18.23%	4.96%	2.39%
Ratios to Average Net Assets C, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any E	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions E	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	6.82%	7.27%	8.12%	9.40%	7.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 464,917	$ 420,325	$ 437,584	$ 409,729	$ 410,834
Portfolio turnover rate D	41%	60%	70%	73%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,980,696
Gross unrealized depreciation	(1,039,169)
Net unrealized appreciation (depreciation) on securities and other investments	$ 28,941,527

Tax Cost	$ 426,952,105

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $190,088,368 and $167,942,161, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund,

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 6,676,275.34%

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,866.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $526.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian, agent banks, and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2012

Annual Report

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (64)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2012, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$47,000	$-	$6,100	$400
Fidelity Specialized High Income Central Fund	$55,000	$-	$8,200	$400

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$47,000	$-	$6,100	$200
Fidelity Specialized High Income Central Fund	$54,000	$-	$8,200	$200

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$615,000	$645,000
Tax Fees	$-	$-
All Other Fees	$1,115,000	$730,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2012 A	August 31, 2011 A
Deloitte Entities	$1,830,000	$1,490,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012